Schedule of Maturities Bank Borrowings (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Debt Disclosure [Abstract]
2024	$ 1,100,084	$ 1,486,600
2025	574,844	776,816
2026	90,842	122,760
2027	8,690	11,743
Total bank borrowings repayments	1,774,460	2,397,919
Long-Term Debt, Current Maturities	1,100,084	1,486,600
Long-Term Debt, Excluding Current Maturities	674,376	911,319
Less: Imputed interest	(44,121)	(59,623)
Total	$ 1,730,339	$ 2,338,296	$ 2,844,364